Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in changes in net assets	$ 556.9	$ 1,145.5
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in changes in net assets	314.2	718.7
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in changes in net assets	242.4	426.2
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in changes in net assets	$ 0.3	$ 0.6